Securities (Amortized Cost, Gross Unrealized Gains, Gross Unrealized Losses and Approximate Fair Values of Securities) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
AFS securities:
Amortized Cost	$ 27,333	$ 25,349
Gross Unrealized Gains	304	433
Gross Unrealized Losses	711	485
Fair Value	26,926	25,297
HTM securities:
Amortized Cost	16,680	18,530
Gross Unrealized Gains	76	110
Gross Unrealized Losses	210	121
Fair Value	16,546	18,519
U.S. Treasury
AFS securities:
Amortized Cost	2,669	1,836
Gross Unrealized Gains	2	2
Gross Unrealized Losses	84	6
Fair Value	2,587	1,832
HTM securities:
Amortized Cost	1,098	1,097
Gross Unrealized Gains	20	22
Gross Unrealized Losses	0	0
Fair Value	1,118	1,119
GSE
AFS securities:
Amortized Cost	190	51
Gross Unrealized Gains	0	0
Gross Unrealized Losses	10	0
Fair Value	180	51
HTM securities:
Amortized Cost	2,197	5,045
Gross Unrealized Gains	14	16
Gross Unrealized Losses	30	98
Fair Value	2,181	4,963
Agency MBS
AFS securities:
Amortized Cost	21,819	20,463
Gross Unrealized Gains	13	22
Gross Unrealized Losses	568	439
Fair Value	21,264	20,046
HTM securities:
Amortized Cost	13,225	12,267
Gross Unrealized Gains	40	70
Gross Unrealized Losses	180	22
Fair Value	13,085	12,315
States and political subdivisions
AFS securities:
Amortized Cost	2,198	2,312
Gross Unrealized Gains	56	103
Gross Unrealized Losses	49	40
Fair Value	2,205	2,375
HTM securities:
Amortized Cost	110	63
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	110	63
Non-agency MBS
AFS securities:
Amortized Cost	446	683
Gross Unrealized Gains	233	306
Gross Unrealized Losses	0	0
Fair Value	679	989
Other
AFS securities:
Amortized Cost	11	4
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	11	4
HTM securities:
Amortized Cost	50	58
Gross Unrealized Gains	2	2
Gross Unrealized Losses	0	1
Fair Value	$ 52	$ 59